NOTE 7. OPERATING LEASE (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 7. OPERATING LEASE

7. OPERATING LEASE

The Company leases 3,600 sq. ft. of office and warehouse space at 1550 Caton Center Drive, Suites D and E, Baltimore, Maryland, under a non-cancellable operating lease which expires in December 2013. The original base rent was $3,077 per month with a 3% annual rent escalation clause. The current monthly rent is $3,464. Rent expense, which includes the Caton Center property as well as some other short-term leases, was $34,780 and $35,159 for the periods ended September 30, 2013 and 2012, respectively.